Summary of Changes in Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options outstanding, Beginning Balance | shares	7,640,000	11,900,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.12	$ 0.11
Number of options outstanding, Granted | shares		450,000
Weighted average exercise price, Granted | $ / shares		$ 0.32
Number of options outstanding, Exercised | shares	(50,000)	(3,910,000)
Weighted average exercise price, Exercised | $ / shares	$ 0.08	$ 0.11
Number of options outstanding, Exercised | shares		(150,000)
Weighted average exercise price, Expired | $ / shares		$ 0.18
Number of options outstanding, Cancelled | shares		(650,000)
Weighted average exercise price, Cancelled | $ / shares		$ 0.16
Number of options outstanding, Ending Balance | shares	7,590,000	7,640,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.12	$ 0.12